UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811- 07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
January 31, 2012 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.62%
Consumer Discretionary - 25.39%
Advance Auto Parts, Inc.	23,300	1,785,712	2.28%
AMC Networks, Inc. (a)	11,425	488,533	0.62%
Apollo Group, Inc. (a)	38,400	2,012,544	2.57%
Autoliv, Inc.	20,800	1,312,272	1.68%
Best Buy Co., Inc.	52,800	1,264,560	1.61%
Cablevision Systems Corp.	34,200	497,610	0.64%
DIRECTV (a)	32,400	1,458,324	1.86%
Dish Network Corp. (a)	54,800	1,530,016	1.95%
Limited Brands, Inc.	38,300	1,603,238	2.05%
Mattel, Inc.	60,700	1,881,700	2.40%
Nordstrom, Inc.	33,000	1,629,540	2.08%
The Gap, Inc.	70,200	1,332,396	1.70%
TJX Companies, Inc.	30,100	2,051,014	2.62%
TRW Automotive Holdings Corp. (a)	27,800	1,043,056	1.33%
		19,890,515	25.39%
Consumer Staples - 12.02%
Campbell Soup Co.	47,700	1,512,090	1.93%
General Mills, Inc.	41,400	1,648,962	2.11%
Kimberly Clark Corp.	23,800	1,703,128	2.17%
Sysco Corp.	51,600	1,553,676	1.98%
Walgreen Co.	36,400	1,214,304	1.55%
Wal-Mart Stores, Inc.	29,100	1,785,576	2.28%
		9,417,736	12.02%
Energy - 7.30%
Chevron Corp.	15,700	1,618,356	2.06%
Cimarex Energy Co.	17,300	1,009,974	1.29%
Diamond Offshore Drilling, Inc.	23,000	1,432,900	1.83%
Exxon Mobil Corp.	19,800	1,658,052	2.12%
		5,719,282	7.30%
Financials - 1.94%
The Progressive Corp.	75,100	1,523,028	1.94%

Health Care - 16.45%
Aetna, Inc.	37,600	1,643,120	2.10%
CIGNA Corp.	33,700	1,510,771	1.93%
Eli Lilly & Co.	42,000	1,669,080	2.13%
Forest Laboratories, Inc. (a)	47,800	1,519,084	1.94%
Gilead Sciences, Inc. (a)	39,400	1,924,296	2.45%
HCA Holdings, Inc. (a)	46,500	1,136,460	1.45%
Humana, Inc.	20,500	1,824,910	2.33%
UnitedHealth Group, Inc.	32,100	1,662,459	2.12%
		12,890,180	16.45%
Industrials - 9.82%
General Dynamics Corp.	21,500	1,486,940	1.90%
Lockheed Martin Corp.	20,200	1,662,864	2.12%
Raytheon Co.	32,500	1,559,675	1.99%
The Boeing Co.	20,300	1,505,854	1.92%
The Timken Co.	30,300	1,479,549	1.89%
		7,694,882	9.82%
Information Technology - 17.70%
Applied Materials, Inc.	107,700	1,322,556	1.69%
Dell, Inc. (a)	96,000	1,654,080	2.11%

Harris Corp.	32,800	1,344,800	1.72%
Hewlett-Packard Co.	39,100	1,094,018	1.40%
Intel Corp.	68,600	1,812,412	2.31%
International Business Machines Corp.	9,500	1,829,700	2.33%
LAM Research Corp. (a)	34,000	1,448,060	1.85%
Microsoft Corp.	63,300	1,869,249	2.39%
Texas Instruments, Inc.	46,000	1,489,480	1.90%
		13,864,355	17.70%
Materials - 8.00%
Cliffs Natural Resources Inc.	18,700	1,351,075	1.73%
Eastman Chemical Co.	30,300	1,524,696	1.95%
Freeport-McMoRan Copper & Gold, Inc.	33,300	1,538,793	1.96%
Newmont Mining Corp.	30,100	1,850,548	2.36%
		6,265,112	8.00%
TOTAL COMMON STOCKS (Cost $74,475,490)		77,265,090	98.62%

			% of
	Shares	Value	Net Assets
SHORT-TERM INVESTMENTS - 1.64%
Money Market Funds - 1.64%
Fidelity Government Portfolio - Institutional Class
0.01% (b)	1,287,038	1,287,038	1.64%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,287,038)		1,287,038	1.64%
Total Investments (Cost $75,762,528) - 100.26%		78,552,128	100.26%
Liabilities in Excess of Other Assets - (0.26)%		(206,321)	(0.26)%
TOTAL NET ASSETS - 100.00%		$78,345,807	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2012.

	The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

	Cost of investments	$75,762,528
	Gross unrealized appreciation	8,982,754
	Gross unrealized depreciation	(6,193,154)
	Net unrealized appreciation	$2,789,600

Summary of Fair Value Exposure at January 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

	Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

	Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

	Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's net assets as of January 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$19,890,515	$-	$-	19,890,515
Consumer Staples	9,417,736	-	-	9,417,736
Energy	5,719,282	-	-	5,719,282
Financials	1,523,028	-	-	1,523,028
Health Care	12,890,180	-	-	12,890,180
Industrials	7,694,882	-	-	7,694,882
Information Technology	13,864,355	-	-	13,864,355
Materials	6,265,112	-	-	6,265,112
Total Common Stock	$77,265,090	$-	$-	$77,265,090

Short-Term Investments
Money Market Funds	$1,287,038	$-	$-	$1,287,038

Total Investments in Securities	$78,552,128	$-	$-	$78,552,128

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2012, the Fund recognized no transfers between levels.

Hennessy Select Large Value Fund
Schedule of Investments
January 31, 2012 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.42%
Consumer Discretionary - 9.64%
CBS Corp.	56,925	1,621,224	1.28%
Comcast Corp.	92,920	2,470,743	1.95%
Ford Motor Co.	41,845	519,715	0.41%
Johnson Controls, Inc.	17,730	563,282	0.44%
Macy's, Inc.	55,100	1,856,319	1.47%
The Home Depot, Inc.	49,820	2,211,510	1.75%
TJX Companies, Inc.	19,690	1,341,677	1.06%
Wyndham Worldwide Corp.	40,765	1,620,816	1.28%
		12,205,286	9.64%
Consumer Staples - 6.24%
CVS Caremark Corp.	63,525	2,652,169	2.09%
Kraft Foods, Inc.	89,335	3,421,530	2.70%
Philip Morris International, Inc.	24,565	1,836,725	1.45%
		7,910,424	6.24%
Energy - 12.22%
Anadarko Petroleum Corp.	28,205	2,276,708	1.80%
Baker Hughes, Inc.	23,020	1,130,973	0.89%
Chevron Corp.	38,135	3,930,956	3.10%
Devon Energy Corp.	15,090	962,893	0.76%
Exxon Mobil Corp.	37,075	3,104,660	2.45%
Marathon Oil Corp.	52,890	1,660,217	1.31%
Occidental Petroleum Corp.	22,025	2,197,434	1.74%
Rowan Companies, Inc. (a)	6,295	214,093	0.17%
		15,477,934	12.22%
Financials - 23.77%
Ace Ltd. (b)	27,745	1,931,052	1.53%
Affiliated Managers Group, Inc. (a)	13,530	1,359,900	1.07%
Aflac, Inc.	13,990	674,738	0.53%
Ameriprise Financial, Inc.	24,260	1,299,123	1.03%
Bank of America Corp.	113,355	808,221	0.64%
Capital One Financial Corp.	16,330	747,097	0.59%
Chubb Corp.	7,105	478,948	0.38%
Citigroup, Inc.	45,265	1,390,541	1.10%
Digital Realty Trust, Inc.	24,640	1,745,990	1.38%
Fifth Third Bancorp	85,725	1,115,282	0.88%
Host Hotels & Resorts, Inc.	62,825	1,031,587	0.81%
Invesco Ltd. (b)	53,000	1,196,210	0.94%
J.P. Morgan Chase & Co.	96,615	3,603,740	2.85%
Marsh & McLennan Companies, Inc.	50,980	1,610,458	1.27%
Metlife, Inc.	42,260	1,493,046	1.18%
Morgan Stanley	60,595	1,130,097	0.89%
PNC Financial Services Group, Inc.	29,165	1,718,402	1.36%
Simon Property Group, Inc.	11,638	1,581,139	1.25%
Torchmark Corp.	28,100	1,283,327	1.01%
Wells Fargo & Co.	133,590	3,902,164	3.08%
		30,101,062	23.77%
Health Care - 12.39%
Abbott Labs	19,455	1,053,488	0.83%
Baxter International, Inc.	8,650	479,902	0.38%
Boston Scientific Corp. (a)	109,890	654,944	0.52%
Celgene Corp. (a)	11,095	806,606	0.64%
CIGNA Corp.	26,150	1,172,305	0.92%
Eli Lilly & Co.	32,075	1,274,660	1.01%
Humana, Inc.	10,760	957,855	0.75%
McKesson Corp.	21,240	1,735,733	1.37%

Medtronic, Inc.	16,310	629,077	0.50%
Merck & Co., Inc.	83,902	3,210,091	2.53%
Pfizer, Inc.	173,835	3,720,069	2.94%
		15,694,730	12.39%
Industrials - 10.02%
Caterpillar, Inc.	5,755	627,985	0.49%
CSX Corp.	28,470	641,999	0.51%
General Electric Co.	218,080	4,080,277	3.22%
Honeywell International, Inc.	28,985	1,682,289	1.33%
KBR, Inc.	37,545	1,206,696	0.95%
Owens Corning (a)	19,070	643,612	0.51%
The Boeing Co.	10,585	785,195	0.62%
The Timken Co.	20,690	1,010,293	0.80%
Union Pacific Corp.	17,650	2,017,572	1.59%
		12,695,918	10.02%
Information Technology - 10.23%
Akamai Technologies, Inc. (a)	16,775	540,994	0.43%
Cisco Systems, Inc.	171,835	3,373,121	2.66%
Ebay, Inc. (a)	44,420	1,403,672	1.11%
Hewlett-Packard Co.	68,325	1,911,734	1.51%
Intel Corp.	140,860	3,721,521	2.94%
Mastercard, Inc.	2,870	1,020,486	0.81%
Yahoo!, Inc. (a)	63,460	981,726	0.77%
		12,953,254	10.23%
Materials - 2.94%
CF Industry Holdings, Inc.	6,175	1,095,321	0.87%
Freeport-McMoRan Copper & Gold, Inc.	14,775	682,753	0.54%
Newmont Mining Corp.	7,720	474,626	0.37%
The Dow Chemical Co.	23,405	784,301	0.62%
Weyerhaeuser Co.	34,230	685,284	0.54%
		3,722,285	2.94%
Telecommunication Services - 4.64%
AT&T, Inc.	56,870	1,672,547	1.32%
CenturyLink, Inc.	34,272	1,269,092	1.00%
Verizon Communications, Inc.	77,795	2,929,760	2.32%
		5,871,399	4.64%
Utilities - 6.33%
Centerpoint Energy, Inc.	79,070	1,460,423	1.15%
CMS Energy Corporation	69,665	1,520,787	1.20%
Edison International	37,370	1,533,665	1.21%
FirstEnergy Corp.	35,930	1,516,964	1.20%
Southern Co.	43,600	1,986,416	1.57%
		8,018,255	6.33%
TOTAL COMMON STOCKS (Cost $107,016,554)		124,650,547	98.42%

			% of
	Shares	Value	Net Assets
SHORT-TERM INVESTMENTS - 1.56%
Money Market Funds - 1.56%
Fidelity Government Portfolio - Institutional Class
0.0100% (c)	1,977,584	1,977,584	1.56%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,977,584)		1,977,584	1.56%
Total Investments (Cost $108,994,138) - 99.98%		126,628,131	99.98%
Other Assets in Excess of Liabilities - 0.02%		27,619	0.02%
TOTAL NET ASSETS - 100.00%		$126,655,750	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the fund's 7-day yield as of January 31, 2012.

	The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

	Cost of investments	$109,499,441
	Gross unrealized appreciation	18,586,168
	Gross unrealized depreciation	(1,457,478)
	Net unrealized appreciation	$17,128,690

Summary of Fair Value Exposure at January 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

	Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

	Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

	Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds,  closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered level 2 prices in the fair valuation hierarchy.  Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's net assets as of January 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$12,205,286	$-	$-	$12,205,286
Consumer Staples	7,910,424	-	-	7,910,424
Energy	15,477,934	-	-	15,477,934
Financials	30,101,062	-	-	30,101,062
Health Care	15,694,730	-	-	15,694,730
Industrials	12,695,918	-	-	12,695,918
Information Technology	12,953,254	-	-	12,953,254
Materials	3,722,285	-	-	3,722,285
Telecommunication Services	5,871,399	-	-	5,871,399
Utilities	8,018,255	-	-	8,018,255
Total Common Stock	$124,650,547	$-	$-	$124,650,547

Short-Term Investments	$1,977,584	$-	$-	$1,977,584

Total Investments in Securities	$126,628,131	$-	$-	$126,628,131

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2012, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        3/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date         3/27/12

By (Signature and Title)*            /s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date        3/27/12